Stock Option and Incentive Plan Schedule of Stock Options Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Outstanding, Shares	294,527	155,623	324,938
Beginning Oustanding, Weighted Average Exercise Price	$ 101.06	$ 89.35	$ 32.65
Granted, Shares	252,220	186,007	146,844
Granted, Weighted Average Exercise Price	$ 104.50	$ 107.23	$ 92.71
Exercised, Shares	0	22,823	316,159
Exercised, Weighted Averge Exercise Price	$ 0.00	$ 72.42	$ 32.63
Canceled, Shares	0	(24,280)	0
Canceled, Weighted Average Exercise Price	$ 0.00	$ 100.15	$ 0
Special dividend adjustment shares	12,076
Special dividend adjustment, weighted average exercise price	$ 100.44
Ending Outstanding, Shares	558,823	294,527	155,623
Ending Oustanding, Weighted Average Exercise Price	$ 100.43	$ 101.06	$ 89.35